PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Prepaid Expenses And Other Current Assets Net
SCHEDULE OF PREPAYMENT AND OTHER CURRENT ASSETS

Prepayments and other current assets, net consisted of the following:

	As of
	December 31, 2023	June 30, 2024
		(Unaudited)
Loans to a third party (1)	$581,229	$906,356
Deductible input VAT	225,735	179,891
Advance to suppliers	20,682	21,467
Prepaid expense	13,073	405
Advance to employee	109	186
Deposit	34,291	-
Total	$875,119	$1,108,305

(1)

On November 1, 2023, MKD BVI lent US$575,000 to Cetus Sponsor LLC with an annual interest of 6.5%. The loan is used to pay the application fee for the extension of business combination between the Company and Cetus Capital and shall be repaid on the earlier of i) the date on which the Cetus Capital consummates an initial business combination with a target business, and ii) May 2, 2024. The Company is currently negotiating with Cetus Sponsor LLC to postpone the repayment date of the loan to December 31, 2025.

On February 1, 2024, MKD BVI lent US$300,000 to Cetus Sponsor LLC with an annual interest of 6.5%. The loan is used to pay the application fee for the extension of business combination between the Company and Cetus Capital and shall be repaid on the earlier of i) the date on which the Cetus Capital consummates an initial business combination with a target business, and ii) May 2, 2024. The Company is currently negotiating with Cetus Sponsor LLC to postpone the repayment date of the loan to December 31, 2025.

The balance consisted of the principal amount lent to Cetus Sponsor LLC and accrued interest receivables.

Prepayments and other current assets, net consisted of the following:

	As of December 31,
	2022	2023
Loan to a third party(1)	$-	$581,229
Deductible input VAT	103,753	225,735
Deposit	-	34,291
Advance to suppliers	18,376	20,682
Prepaid expense	14,645	13,073
Advance to employee	20,844	109
Total	$157,618	$875,119

(1)	On November 1, 2023, MKD BVI lent US$575,000 to Cetus Sponsor LLC with an annual interest of 6.5%. The loan is used to pay the application fee for the extension of business combination between the Company and Cetus Capital Acquisition Corp. (“Cetus Capital”) and shall be repaid on the earlier of i) the date on which the Cetus Capital consummates an initial business combination with a target business, and ii) May 2, 2024. The Company is currently negotiating with Cetus Sponsor LLC to postpone the repayment date of the loan to December 31, 2025.